Revenues and other income (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Schedule of revenues and other income
The following table summarizes the Company’s revenues and other income per category for the years ended December 31, 2024, 2023, and 2022.

	For the year ended December 31,
(in thousands of euros)	2024	2023	2022
Services	(17,534)	29,750	—
Other sales	5,924	308	—
Total revenues	(11,609)	30,058	—
Research tax credit	3,300	3,939	4,091
Subsidies	89	229	135
Other	1,029	1,981	550
Total other income	4,419	6,150	4,776
Total revenues and other income	(7,191)	36,207	4,776